Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
SEGMENT INFORMATION [Abstract]
Segments Summarized Financial Information

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Asia	$133,542	$125,572	$119,776
Europe	70,121	64,858	48,906
North America	10,557	19,943	21,334
Australia	9,456	16,983	8,143
Total	$223,676	$227,356	$198,159